SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New Accounting Standards - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2018
Summary Of Significant Accounting Policies [Line Items]
Retained earnings, adjustment		$ 16,328				$ 15,718				$ 16,328	$ 15,718
Service contracts, implementation costs										44
Operating lease right-of-use assets		603				608				603	608
Retained earnings		16,328				15,718				16,328	15,718
Net income										1,110	1,011	$ 1,546
Net sales		$ 3,181	$ 2,972	$ 2,718	$ 2,802	$ 3,039	$ 2,851	$ 2,834	$ 2,638	$ 11,673	11,362	11,099
Tax cuts and jobs act, measurement period adjustment, income tax expense (benefit)												207
Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Retained earnings, adjustment														$ (70)
Retained earnings														(70)
Net income												$ 14
Accounting Standards Update 2019-03
Summary Of Significant Accounting Policies [Line Items]
Retained earnings, adjustment													$ 4
Retained earnings													$ 4
ASU 2016-02, Leases
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 502
Accounting Standards Update 2018-02
Summary Of Significant Accounting Policies [Line Items]
Tax cuts and jobs act, reclassification from AOCI to retained earnings, tax effect	$ 161
ASU No. 2014-09, Revenue from Contracts with Customers | Adjustments
Summary Of Significant Accounting Policies [Line Items]
Retained earnings, adjustment														45
Retained earnings														$ 45
Net sales											$ 7